Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
(Loss) income before tax	$ (423,287)	$ 83,868
Tax (credit) expense calculated at statutory tax rate	(105,822)	20,967
Valuation allowance	95,956	26,899
Total income taxes	$ (9,866)	$ 47,866